Share-based compensation - Phantom shares (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares program employee	Dec. 31, 2021 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions for phantom shares | €	€ 2,976	€ 14,267
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares) | shares	0	0
Number of programs modifies | program	1
Number of employee included in the program modification | employee	1